CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non trade accounts receivable	$ 11,654	$ 10,011
Accumulated depreciation on vessel and equipment	351,092	291,689
Accumulated depreciation vessels under capital leases	133,228	163,926
Accounts payable owing to related parties		556
Accrued liabilities owing to related parties		$ 3,550